GO GREEN DIRECTORIES, INC.

1030 ALHAMBRA CIRCLE, CORAL GABLES, FL 33134

305.359.3998          464.415.9098 FAX

United States Securities Commission

Division of Corporate Finance

Washington, DC 20549

Attention: Mr. Mathew Crispino

File Number: 333-168263

Sir:

We are pleased to respond to your comment letter of De

General

1.

In future amendments, please file the consent from your independent registered public accounting firm as an exhibit to your registration statement rather than within the document.

We note your comment and have instructed our EDGAR filer accordingly.

Registration Statement Cover Page

2.

With the next amendment please use the correct amendment number, which will be the fifth amendment. In this regard the amendment filed on December 8, 2010 was the fourth amendment rather than the third amendment.

We have made the appropriate change.

Prospectus Summary

3.

Please update the discussion of your financial results in this section and elsewhere in your prospectus to include results for the period ended November 30, 2010.

We have made the changes as suggested in this comment inh this section and throughout the amendment.

Risk Factors

If we are unable to retain the services of Mr. O’Shaughnessy and /or Ms. Hodyno o;r if we are unable to successfully recruit qualified personnel having experience in the oil and gas industry, we may not be able to continue our operations.

4.

       We note your response to prior comment 4. The caption to this risk factor continues to refer to the need to recruit qualified personnel in the oil and gas industry. Please revise or expand the risk factor to explain why you need to recruit personnel with this type of experience.

Change made.

Market for Common Equity and Related Stockholder Matters

Market for Securities

5.

Please update the disclosure regarding the number of shares of your common stock outstanding and the number of stockholders of record to reflect information as of the most recent practible date.

Disclosures have been updated.

Management’s Discussion and Analysis or Plan of Operation

Result of Operations

6.

Please include a discussion of your results of operations for the period ended November 30, 2010.

We have included a brief disclosure at the beginning of this section. We have been slowed considerably by the change in management and the new President and CEO being brought up to speed. This process has been hampered by the health problems of our previous president and CEO. He has been most cooperative when able and management now feels confident that progress will be faster in the future.

Operations Plans

7.

We note your response to comment 5; however we do not see where you revised your disclosure to clarify what you mean by “for the first six months.” As previously requested, revise to clearly indicate whether you are referring to the first six months following development of your website and if so, disclose when you believe the six month periods will begin. Also, we note the statements in this section and in your liquidity disclosure that Mr. O’Shaughnessy and Ms. Hodyno have indicated that they will advance up to $25,000 to supply working capital during the initial stages of your development and that Mr. O’Shaughnessy has verbally committed to to supply any funds necessary to cover essential accounting, audit, legal and EDGAR filing charges. Revise this section to disclose the terms of Mr. O’Shaughnessy’s and Ms. Hodyno’s agreements to advance you funds. For example disclose if the agreements are enforceable by you in the event that the funds are not advanced. Also, file the agreements or a description of the agreements, as applicable, as exhibits to your registration statement.  Refer to Item 601(b)(10)(ii)(A) of Regulation S-K and Question 146.04 of our Regulation S-K Compliance and Disclosure Interpretations, available on our website.

Liquidity and Capital Resources

We have attempted to clarify the steps necessary to begin business and to answer the comments contained in this section.

8.

Your disclosures in your Operations Plans discussion indicate that for the remainder of 2010 your focus will be on development of your website, which will require additional capital beyond what you currently have on hand.  In your Liquidity discussion you state that the company will need  an additional $25,000 to begin your test period and to establish your brand.  Please clarify, and revise your disclosures, to indicate whether the additional $25,000 includes the amounts needed to complete the development of your website.  To the extent you will need additional funds to complete the website before you can begin your testing period, then revise to indicate the amount of funds needed and how you intend to fund such operations.

We have expanded this section to clarify.

Business Overview

9.

While we note your response to prior comment 7 where you indicate that you prematurely announced the building of your website, it is unclear how you revised your disclosures to clarify this point.  In this regard, your disclosures continue to state that the company has not yet  commenced any operations other than this initial capital formation and capitalization, the building of your central website, the linking of your additional domain names and the development of your business plan.  In addition, Note 3 continues to state that your website is currently under construction.  To the extent construction of your website has not begun; revise your disclosures to clearly state as such.  If you have begun developing your website, then revise your disclosu7res to clearly state the current status of development and the estimated timing for completion of your website.

We have made the appropriate edits to clarify this situation. Our website is nearing completion with the exception of our listings. These listings are being researched and prepared and will be posted when complete. We have so stated in our changes.

The Market

10.

We note your response to prior Comment 8.  In response letter, please identify the particular report or reports available on the eMarketer website that contain the statistics cited in your prospectus.  Alternatively, please supplementally provide us with the applicable pages from those reports.

The original research was conducted by our previous president and CEO. For the sake of accelerating the changes in our registration statement and the response to your comments, we have obtained updated information from the eMarketer website. This necessitated changing the quoted material

Directors and Executive Officers

Bryan J. O’Shaughnessy

11.

Please enhance your disclosure of Mr. O’Shaughnessy’s business experience during the past five years to clearly identify his principal occupations and employment during this time period. Refer to Item 401(e) of Regulation S-K.

We have attempted to expand on these disclosures. Mr. O’Shaughnessy is in a position where he could be retired. In his attempt to avoid inactivity, he has concentrated in handling his private affairs, his consulting business and his guidance of Go Green Directories, Inc. We would appreciate any input as to how we could be more transparent in this disclosure without an unacceptable invasion of his privacy.

Security Ownership of Certain Beneficial Owners and Management

12.

Please update the table to reflect ownership of your outstanding securities as of the most recent practicable date.  Refer to Item 403 of Regulation S-K.  Also, in your response letter, please tell us when and how Mr. O’Shaughnessy obtained five million shares of the company’s common stock.

Mr. O’Shaughnessy purchased his shares from our previous president and CEO. This sale was done informally between the two individuals.

Financial Statements

13.

Considering you have included updated financial statements as/at November 20, 2010, please revise to remove the interim financial statements as/at August 31, 2010 as these are no longer considered necessary pursuant to rule 8-08 of Regulation S-X.

We Have eliminated the August 31, 2010 statements to comply.

We appreciate your previous comments and look forward to further observations, if necessary.

Thank you.

/s/ Brian J. O’Shaughnessy